CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (Parenthetical) - $ / shares		12 Months Ended
	Dec. 11, 2023	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividends (in dollars per share)	$ 1.08	$ 1.08